Leases, Amounts Recognized in Consolidated Statements of Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of Lease Costs [Abstract]
Depreciation, right-of-use assets	€ (75.0)	€ (94.8)	€ (98.9)
Interest expense on lease liabilities	(5.8)	(8.4)	(10.4)
Short-term lease costs	(1.8)	(2.4)	(4.4)
Sublease income	€ 2.0	€ 3.9	€ 4.8